Document and Entity Information	Aug. 30, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001832038
Document Type	8-K
Document Period End Date	Aug. 30, 2026
Entity Registrant Name	Invivyd, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40703
Entity Tax Identification Number	85-1403134
Entity Address, Address Line One	205 Church Street
Entity Address, City or Town	New Haven
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06510
City Area Code	(781)
Local Phone Number	819-0080
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	IVVD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false